WILLIAM BLAIR FUNDS

WILLIAM BLAIR ULTRA-SHORT DURATION BOND FUND

SUPPLEMENT TO THE SUMMARY PROSPECTUS DATED

MAY 1, 2021,

AS SUPPLEMENTED

Effective February 14, 2022, the information below replaces similar disclosure in the Summary Prospectus under “Management.”

Portfolio Manager(s). Kathleen M. Lynch, an Associate of the Adviser, and Vesta Marks, an Associate of the Adviser, co-manage the Fund. Ms. Lynch has co-managed the Fund since 2020. Mr. Marks has co-managed the Fund since 2021.

Dated: February 14, 2022

WILLIAM BLAIR FUNDS

150 North Riverside Plaza

Chicago, Illinois 60606

Please retain this supplement for future reference.